(12) INVESTMENTS	12 Months Ended
Dec. 31, 2017
Investments [Abstract]
INVESTMENTS

	Dec 31, 2017	Dec 31, 2016
Permanent equity interests - equity method
By equity method	990,910	1,482,533
Fair value of assets, net	10,640	11,219
Total	1,001,550	1,493,753

In the financial statements, the investment balances relate to interests in entities accounted for by the equity method:

	Share of equity		Share of profit (loss)
Joint ventures	Dec 31, 2017	Dec 31, 2016	2017	2016	2015
Baesa	187,654	175,914	11,849	9,853	2,508
Enercan	176,998	562,701	85,808	117,112	74,677
Chapecoense	385,870	537,170	120,651	117,451	77,487
EPASA	240,388	206,749	94,663	67,577	63,348
Fair value adjustments of assets, net	10,640	11,219	(579)	(579)	(1,136)
	1,001,550	1,493,753	312,390	311,414	216,885

12.1 - Dividends and Interest on capital

At December 31, 2017 and 2016, the Company has the following amounts receivable from the joint ventures below, relating to dividends and interest on capital:

	Dividend		Interest on own capital		Total
Investments	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
Investco	-	-	2,118	2,926	2,118	2,926
Baesa	108	89	-	-	108	89
Enercan	21,184	40,983	-	-	21,184	40,983
Chapecoense	32,734	29,329	-	-	32,734	29,329
Total	54,026	70,402	2,118	2,926	56,145	73,328

12.2 – Joint Ventures

Summarized financial information on joint ventures at December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017
Joint venture	Enercan	Baesa	Chapecoense	Epasa
Current assets	182,843	124,361	329,721	319,222
Cash and cash equivalents	48,695	17,873	116,425	74,741
Noncurrent assets	1,101,291	1,030,904	2,745,989	531,527

Current liabilities	291,010	121,369	426,695	157,343
Borrowings and debentures	140,090	63,154	138,788	34,299
Other financial liabilities	4,085	17,113	67,897	993
Noncurrent liabilities	629,850	283,456	1,892,407	242,765
Borrowings and debentures	510,874	-	1,172,181	186,373
Other financial liabilities	25,115	265,250	716,986	-
Equity	363,273	750,440	756,608	450,641

Net operating revenue	580,430	412,329	829,525	789,402
Operational costs and expenses	(273,339)	(265,955)	(186,638)	(518,352)
Depreciation and amortization	(52,773)	(50,621)	(126,811)	(35,640)
Interest income	32,849	4,906	24,639	6,102
Interest expense	(31,135)	(27,986)	(183,237)	(26,197)
Income tax expense	(88,229)	(25,442)	(123,307)	(39,892)
Profit (loss) for the year	176,113	47,385	236,570	177,458
Equity Interests and voting capital	48.72%	25.01%	51.00%	53.34%

	December 31, 2016
Joint venture	Enercan	Baesa	Chapecoense	Epasa
Current assets	405,874	54,703	577,296	257,082
Cash and cash equivalents	288,956	18,946	280,083	85,709
Noncurrent assets	1,174,869	1,117,120	2,892,371	562,462

Current liabilities	196,760	116,192	391,402	172,401
Borrowings and debentures	87,560	87,032	137,753	35,555
Other financial liabilities	7,848	24,119	78,372	62,762
Noncurrent liabilities	229,085	352,142	2,024,989	259,559
Borrowings and debentures	153,020	63,196	1,292,239	218,891
Other financial liabilities	26,254	276,600	730,494	28,686
Equity	1,154,897	703,489	1,053,275	387,584

Net operating revenue	564,966	239,730	789,732	548,145
Operational costs and expenses	(137,159)	(76,985)	(140,212)	(328,093)
Depreciation and amortization	(53,888)	(51,429)	(126,770)	(35,075)
Interest income	31,602	9,115	35,113	10,329
Interest expense	(36,275)	(23,961)	(125,192)	(23,128)
Income tax expense	(121,223)	(20,401)	(106,683)	(28,011)
Profit (loss) for the year	240,363	39,405	212,294	126,665
Equity Interests and voting capital	48.72%	25.01%	51.00%	53.34%

	December 31, 2015
Joint venture	Enercan	Baesa	Chapecoense	Epasa
Net operating revenue	523,055	427,561	729,511	949,246
Operational costs and expenses	(196,480)	(260,004)	(149,219)	(729,994)
Depreciation and amortization	(53,733)	(55,342)	(130,652)	(32,413)
Interest income	15,742	8,426	28,235	11,275
Interest expense	(56,049)	(22,555)	(132,625)	(29,778)
Income tax expense	(76,795)	(5,165)	(76,880)	(32,869)
Profit (loss) for the year	153,269	10,028	151,935	118,734
Equity Interests and voting capital (*)	48.72%	25.01%	51.00%	53.34%
(*) Up to January, 2015, CPFL Geração's interest in Epasa was 53.84%

At the Extraordinary General Meeting held on August 2, 2017, the shareholders of the joint venture ENERCAN approved a capital reduction by R$ 188,000 (R$ 91,599 proportional to the Company’s indirect interest), with capital decreasing to R$ 200,787 (R$ 388,787 as at December 31, 2016).

At the Extraordinary General Meeting held on October 25, 2017, the shareholders of subsidiary CERAN approved a capital reduction by R$ 350,875, with fully subscribed and paid-in capital decreasing to R$ 120,000.

Although holding more than 50% in EPASA and Chapecoense, CPFL Geração controls these investments jointly with other shareholders. The analysis of the classification of the type of investment is based on the Shareholders' Agreement of each joint venture.

The borrowings from the BNDES obtained by the joint ventures BAESA and Chapecoense establish restrictions on the payment of dividends to subsidiary CPFL Geração above the mandatory minimum dividend of 25% without the prior consent of the BNDES.

12.3 – Joint operation

Through its wholly-owned subsidiary CPFL Geração, the Company holds part of the assets of the Serra da Mesa hydropower plant, located on the Tocantins River, in Goiás State. The concession and operation of the hydropower plant belong to Furnas Centrais Elétricas S.A. In order to maintain these assets operating jointly with Furnas (joint operation), CPFL Geração was assured 51.54% of the installed power of 1,275 MW (657 MW) and the assured energy of mean 671 MW (mean 345.4 MW) until 2028 (information on energy capacity measures not audited by the independent auditors).